Pension and Postretirement Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive (Loss)/Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (4,638)	[1]	$ (2,699)	[1]
Prior service (costs)/credits and other	123		63
Total	(4,515)		(2,636)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(566)	[1]	(525)	[1]
Prior service (costs)/credits and other	26		21
Total	(540)		(504)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(2,020)	[1]	(2,388)	[1]
Prior service (costs)/credits and other	(21)		(18)
Total	(2,041)		(2,406)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(759)	[1]	(451)	[1]
Prior service (costs)/credits and other	468		581
Total	$ (291)		$ 130

[1]	The actuarial losses primarily represent the cumulative difference between the actuarial assumptions and actual return on plan assets, changes in discount rates and changes in other assumptions used in measuring the benefit obligations. These actuarial losses are recognized in Accumulated other comprehensive income/(loss) and are amortized into net periodic benefit costs over an average period of 9.9 years for our U.S. qualified plans, an average period of 9.7 years for our U.S. supplemental (non-qualified) plans, an average period of 14 years for our international plans and an average period of 11.1 years for our postretirement plans.